Revenue (Tables)	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table contains a breakdown of the Company's revenue by contract type for the three and nine months ended September 30, 2018 and September 30, 2017. All revenue is part of the Company's conventional tanker segment, except for revenue for ship-to-ship support services and LNG terminal management, consultancy, procurement and other related services, which is part of the Company's ship-to-ship transfer segment.

	Three Months Ended September 30, 2018	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2018	Nine Months Ended September 30, 2017
Voyage charters (1)
Suezmax	90,267	271	243,771	12,905
Aframax	29,210	4,869	76,952	13,900
LR2	16,712	—	40,312	—
Full service lightering	15,858	20,257	70,982	68,076
Total	152,047	25,397	432,017	94,881

Time-charters
Aframax	7,784	12,318	31,608	36,975
Suezmax	2,909	9,167	13,063	35,918
LR2	1,633	3,196	7,149	12,209
Total	12,326	24,681	51,820	85,102

Other revenue
Ship-to-ship support services	8,217	7,980	22,452	28,210
Commercial management	2,050	3,112	6,246	9,448
LNG terminal management, consultancy and other	1,275	1,822	3,504	4,336
Total	11,542	12,914	32,202	41,994

Net pool revenues (1)
Suezmax	—	18,820	—	66,261
Aframax	—	4,832	—	23,195
LR2	—	4,598	—	19,067
MR	—	(4)	—	12
Total	—	28,246	—	108,535
Total revenues	175,915	91,238	516,039	330,512

(1)
Prior to the January 1, 2018 adoption of ASU 2014-09, the Company presented the net allocation for its vessels participating in RSAs as net pool revenues. The Company has determined that it is the principal in voyages its vessels perform that are included in the RSAs. As such, the revenue from those voyages is presented in voyage charter revenues and the difference between this amount and the Company's net allocation from the RSA is presented as voyage expenses. The adoption of ASU 2014-09 had the impact of increasing voyage charter revenues and voyage expenses for the three and nine months ended September 30, 2018 by $73.6 million and $202.4 million, respectively.